J.P. MORGAN COUNTRY/REGION FUNDS

JPMorgan China Region Fund
(All Share Classes)
(a series of JPMorgan Trust I)

Supplement dated November 4, 2009
to the Prospectuses dated February 28, 2009, as supplemented

All references in the Prospectuses to Kevin Chan under “China Region Fund” in the section entitled “The Funds’ Management and Administration — The Portfolio Managers” are hereby deleted in their entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-CRF-1109

J.P. MORGAN COUNTRY/REGION FUNDS

JPMorgan China Region Fund
(All Share Classes)
(a series of JPMorgan Trust I)

Supplement dated November 4, 2009
to the Statement of Additional Information dated February 28, 2009,

All references in the Statement of Additional Information to Kevin Chan in the subsections entitled “Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Ownership of Securities” are hereby deleted in their entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-CRF-1109